Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Mar. 31, 2022
Preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares authorized	500,000	500,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.0005
Ordinary shares, shares authorized	350,000,000	70,000,000
Ordinary shares, shares issued	7,724,675	67,004,583
Ordinary shares, shares outstanding	7,724,675	67,004,583
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.0005
Ordinary shares, shares authorized	100,000,000	20,000,000
Ordinary shares, shares issued	612,255	12,095,100
Ordinary shares, shares outstanding	612,255	12,095,100